Allmerica Financial                     Semi-Annual Report
----------------------------------------
      JUNE 30, 2001
                                        . Allmerica Securities Trust

            Table of Contents

--------------------------------------------------------------------------------
            Trust Information .................................................2

            A Letter from the Chairman ........................................3

            Trust Overview ....................................................4

            Financials ......................................................F-1

            Shareholder Information ........................................F-11

Trust Information

Board of Trustees
John F. O'Brien, Chairman
P. Kevin Condron*
Cynthia A. Hargadon*
Gordon Holmes*
John P. Kavanaugh
Bruce E. Langton*
Attiat F. Ott*
Richard M. Reilly
Ranne P. Warner*

Officers
Richard M. Reilly, President
Kristin L. Bushard, Vice President
John P. Kavanaugh, Vice President
Richard J. Litchfield, Vice President
Ann K. Tripp, Vice President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Investment Adviser
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653

Registrar and Transfer, Dividend Disbursing and Reinvestment Agent
The Bank of New York
P.O. Box 11258, Church Street Station, New York,
NY 10286

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Shareholder Inquires May Be Directed To:
The Bank of New York Shareholder Relations
Department - 11E P.O. Box 11258 Church
Street Station, New York, NY 10286
1-800-432-8224

*Independent Trustees

A Letter from the Chairman

[PHOTO]

Dear Client:

During the first half of 2001, the U.S. economy continued to decelerate, resulting in widespread corporate earnings warnings and employee layoffs. The Federal Reserve Board continued its efforts to stimulate economic activity with six interest rate cuts, lowering the Federal Funds Rate to 3.75 percent.

Falling interest rates and continued stock market woes attracted investors to the relative stability of the fixed income market during the period. Long term bond interest rates failed to respond to the rate easing by the Federal Reserve Board and have actually risen since the start of 2001, partially due to emerging concerns about inflation. In addition, high yield bonds, especially those in the telecommunications and technology sectors, have continued to deteriorate in price.

Against this backdrop, the Allmerica Securities Trust produced a total return of 0.90% during the first half of 2001, underperforming the 5.35% return of the Lehman Brothers Credit Index. While total return was curtailed partially due to its emphasis on high yield bonds, investors continue to benefit from the dividend derived from the higher income produced on these bonds.

We are pleased to report that on August 7, 2001, the Allmerica Securities Trust Board of Trustees declared a quarterly dividend of $0.1825 per share, payable on September 28, 2001, to shareholders of record on August 31, 2001. The Trustees voted to reduce the quarterly dividend from $0.20 per share in light of the decline in interest rates over the most recent 12 months. For the six-month period ended June 30, 2001, the Trust paid dividends of $0.40 per share producing an annualized dividend yield of 7.88% based on an average closing market value of $10.23 over the past six months. By comparison, the yield on the 10-year Treasury note as of June 30, 2001 was 5.41%.

Thank you for your continued interest in the Allmerica Securities Trust. We believe that the portfolio is well positioned to provide you with the opportunity for competitive income and we will continue to work hard to earn your confidence.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Securities Trust

Allmerica Securities Trust

The Allmerica Securities Trust Fund returned 0.90% for the first half of 2001, underperforming its benchmark, the Lehman Brothers Credit Index, which returned 5.35%.

During the period, the Federal Reserve Board cut interest rates to stimulate the lagging economy. Manufacturing activity especially lagged in the technology and telecommunications industries where layoffs and poor earnings predominated. In fact, bond prices generally fell in the high yield telecommunications sector regardless of the individual company's prospects or funding status. The steel industry also deteriorated. The market's response to the interest rate cuts was notable in the steepening yield curve, which shows the relationship between short-term and long-term interest rates. Instead of declining as expected, yields on long-term bonds rose due to concerns about inflation, possibly lower budget surpluses, and improved economic reports issued in June.

Overall, the Fund's under-performance resulted from holdings of high-yield corporate bonds, especially those of steel and telecommunications companies, whose prices plummeted. Even though the proportion of these high-yield bond holdings in the portfolio was relatively small, they hurt the fund's total return. Also contributing to the under-performance was a lower than benchmark weighting in investment grade corporate bonds, which, despite weak earnings reports and credit downgrades, performed well. Helping to offset these losses were good returns on lower risk mortgage-backed, asset-backed and agency securities.

Despite the economic uncertainties that lie ahead, the Fund's investment adviser expects to continue to focus on the higher income sectors of the fixed income market as they have contributed much of the Trust's superior yield over the last several years. The weightings of these sectors, however, will be monitored and adjusted as the economic outlook changes.

Investment Adviser
Allmerica Asset Management, Inc.

About The Fund
Seeks to generate a high rate of current income for distribution to shareholders.

                             Portfolio Composition

As of June 30, 2001, the sector allocation of net assets was:

            [CHART]

Corporate Notes & Bonds        64%
U.S. Government Obligations    25%
Asset-Backed & Mortgage-Backed  6%
Foreign Bonds                   3%
Other                           2%


                          Average Annual Total Returns

   Period Ending June 30, 2001                  1 Year   5 Years   10 Years

   Allmerica Securities Trust                     5.07%    6.33%    8.12%
   Lehman Brothers Credit Index                  12.24%    7.38%    8.35%
   Lipper Corporate Debt
   BBB-Rated Funds Averge                         9.62%    6.39%    8.09%

                             Historical Performance

                              Total Return                  Total Return
                        on Net Asset Value               on Market Value

1996                                 5.35%                         6.06%
1997                                11.34%                        14.07%
1998                                 8.47%                        11.13%
1999                                (1.42%)                      (13.75%)
2000                                 6.76%                        23.76%
2001 (As of June 30)                 0.90%                         7.85%

The Lehman Brothers Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt BBB-rated Funds Average is a non-weighted index of 146 funds within the Corporate BBB Debt Fund category.

Portfolio composition is subject to change.

                                  Financials

                         Page Intentionally Left Blank

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS      (NOTE 2)
----------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.6%

            FANNIE MAE - 4.6%
$1,000,000  6.02%, 11/25/10                           Aaa          $      976,016
   750,000  6.25%, 02/01/11                           Aaa                 745,952
 2,300,000  7.00%, 07/15/05                           Aaa               2,438,154
                                                                   --------------
                                                                        4,160,122
                                                                   --------------

            FEDERAL HOME LOAN BANK - 1.5%
 1,035,000  6.38%, 11/15/02                           Aaa               1,062,808
   225,000  7.63%, 05/14/10                           Aaa                 248,080
                                                                   --------------
                                                                        1,310,888
                                                                   --------------

            FREDDIE MAC - 0.3%
   250,000  7.80%, 09/12/16                           Aaa                 263,784
                                                                   --------------

            U.S. TREASURY BOND - 11.4%
   750,000  6.25%, 08/15/23 (a)                       Aaa                 780,601
 2,350,000  7.13%, 02/15/23 (a)                       Aaa               2,693,969
 4,500,000  7.25%, 05/15/16 (a)                       Aaa               5,120,577
 1,450,000  7.63%, 11/15/22                           Aaa               1,748,774
                                                                   --------------
                                                                       10,343,921
                                                                   --------------

            U.S. TREASURY NOTE - 6.8%
 1,550,000  5.00%, 02/15/11 (a)                       Aaa               1,503,984
   800,000  5.38%, 06/30/03                           Aaa                 816,429
 1,250,000  5.63%, 02/15/06 - 05/15/08 (a)            Aaa               1,282,063
   750,000  6.00%, 08/15/09                           Aaa                 779,949
 1,250,000  6.25%, 02/15/03 - 05/15/30 (a)            Aaa               1,313,737
   225,000  6.50%, 02/15/10 (a)                       Aaa                 241,717
   250,000  6.75%, 05/15/05                           Aaa                 266,191
                                                                   --------------
                                                                        6,204,070
                                                                   --------------
            TOTAL U.S. GOVERNMENT AND AGENCY
            OBLIGATIONS                                                22,282,785
                                                                   --------------
            (Cost $21,831,691)

CORPORATE NOTES AND BONDS - 63.8%

            AIRLINES - 2.0%
   250,000  Continental Airlines, Inc.
            8.31%, 04/02/18                           A                   263,425
   366,595  Delta Air Lines, Inc. (b)
            9.23%, 07/02/02                           NR                  368,828
 1,121,139  United Air Lines, Inc.
            9.30%, 03/22/08                           Baa               1,214,260
                                                                   --------------
                                                                        1,846,513
                                                                   --------------

            AUTOMOTIVE - 2.1%
   500,000  DaimlerChrysler North America
            Holding Corp.
            6.40%, 05/15/06                           A                   495,872
 1,000,000  Federal-Mogul Co.
            7.38%, 01/15/06                           Caa                 155,000
 1,000,000  Ford Motor Credit Corp.
            7.88%, 06/15/10                           A                 1,042,744
   225,000  General Motors Corp.
            7.20%, 01/15/11                           A                   227,686
                                                                   --------------
                                                                        1,921,302
                                                                   --------------
            BANKING - 7.9%
 1,400,000  Capital One Financial Corp.
            7.25%, 12/01/03                           Baa               1,404,896
 1,500,000  Colonial Capital II, Series A,
            Guaranteed
            8.92%, 01/15/27                           NR                1,365,954
   200,000  First Union National Bank
            7.80%, 08/18/10                           A                   214,189
 1,000,000  Firstar Corp.
            7.13%, 12/01/09                           A                 1,021,760
   200,000  Fleet Boston Corp.
            7.38%, 12/01/09                           A                   209,431
   265,000  Mellon Funding Corp.
            6.70%, 03/01/08                           A                   267,563
   250,000  Northern Trust Co.
            6.65%, 11/09/04                           Aa                  258,275
 1,000,000  Providian Capital, Series A,
            Guaranteed (c)
            9.53%, 02/01/27                           Ba                  735,596
 1,000,000  Riggs Capital Trust (c)
            8.63%, 12/31/26                           Ba                  735,260
   425,000  Sovereign Bancorp, Inc.
            8.63%, 03/15/04                           Ba                  434,289
   175,000  Suntrust Banks, Inc.
            7.75%, 05/01/10                           A                   186,303
   325,000  Washington Mutual, Inc.
            6.88%, 05/15/11                           A                   323,792
                                                                   --------------
                                                                        7,157,308
                                                                   --------------

            BEVERAGES, FOOD & TOBACCO - 1.1%
   500,000  Conagra Foods, Inc.
            7.50%, 09/15/05                           Baa                 518,930
   500,000  PepsiAmericas, Inc.
            5.95%, 02/15/06                           Baa                 496,753
                                                                   --------------
                                                                        1,015,683
                                                                   --------------

            CHEMICALS - 1.6%
   500,000  Crompton Corp.
            8.50%, 03/15/05                           Baa                 517,486
 1,000,000  RPM, Inc., Senior Notes
            7.00%, 06/15/05                           Baa                 956,864
                                                                   --------------
                                                                        1,474,350
                                                                   --------------

            COMMERCIAL SERVICES - 0.6%
   500,000  Waste Management, Inc.
            7.38%, 08/01/10                           Ba                  501,859
                                                                   --------------

            COMMUNICATIONS - 2.4%
   650,000  AOL Time Warner, Inc. (a)
            7.63%, 04/15/31                           Baa                 652,502
   365,000  Clear Channel Communications, Inc.
            7.65%, 09/15/10                           Baa                 376,314
 1,000,000  Global Crossing Holding, Ltd.
            9.13%, 11/15/06                           Ba                  787,500
   450,000  NTL Communication Corp. (a)
            11.88%, 10/01/10                          B                   299,250

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
----------------------------------------------------------------------------------
            COMMUNICATIONS (CONTINUED)
$ 950,000   Winstar Communications, Inc. (d)
            12.75%, 04/15/10                          Ca           $        9,500
                                                                   --------------
                                                                        2,125,066
                                                                   --------------
            ELECTRIC UTILITIES - 8.2%
  650,000   AES Corp.
            8.75%, 06/15/08                           Ba                  638,625
  500,000   Calpine Corp.
            8.50%, 02/15/11                           Ba                  482,016
1,550,000   Connecticut Light & Power Co.,
            First Mortgage, Series D
            7.88%, 10/01/24                           Baa               1,567,929
  535,000   Dominion Resources, Inc.
            7.60%, 07/15/03                           Baa                 557,299
1,000,000   East Coast Power LLC
            7.07%, 03/31/12                           Baa                 981,140
  225,000   Florida Power & Light
            6.88%, 12/01/05                           Aa                  232,659
  500,000   Pinnacle Partners (c)
            8.83%, 08/15/04                           Ba                  519,826
  525,000   Reliant Energy Resources
            7.75%, 02/15/11                           Baa                 527,130
1,270,000   Sithe/Independence Funding Corp.,
            Series A
            9.00%, 12/30/13                           Baa               1,368,869
  600,000   Texas Utilities Co.
            7.38%, 10/01/25                           A                   574,820
                                                                   --------------
                                                                        7,450,313
                                                                   --------------
            ELECTRONICS - 0.8%
  500,000   Raytheon Co.
            6.45%, 08/15/02                           Baa                 501,753
  250,000   Raytheon Co.
            6.75%, 03/15/18                           Baa                 220,200
                                                                   --------------
                                                                          721,953
                                                                   --------------

            ENTERTAINMENT & LEISURE - 2.0%
  800,000   Royal Caribbean Cruises, Ltd.
            6.75%, 03/15/08                           Baa                 714,527
  750,000   Royal Caribbean Cruises, Ltd.
            8.13%, 07/28/04                           Baa                 761,208
  300,000   Time Warner Cos., Inc.
            7.57%, 02/01/24                           Baa                 298,785
                                                                   --------------
                                                                        1,774,520
                                                                   --------------

            FINANCIAL SERVICES - 2.2%
1,000,000   General Electric Capital Corp.
            6.50%, 12/10/07                           Aaa               1,034,196
  500,000   Household Finance Corp.
            6.75%, 05/15/11                           A                   493,274
  500,000   Legg Mason, Inc., Senior Note
            6.50%, 02/15/06                           Baa                 501,625
                                                                   --------------
                                                                        2,029,095
                                                                   --------------

            FOOD RETAILERS - 3.3%
  715,000   Albertson's, Inc.
            7.50%, 02/15/11                           Baa                 723,842
  500,000   Delhaize America, Inc. (c)
            9.00%, 04/15/31                           Baa                 543,872

            FOOD RETAILERS (CONTINUED)
  950,000   Meyer (Fred), Inc.
            7.38%, 03/01/05                           Baa                 985,272
  750,000   Meyer (Fred), Inc.
            7.45%, 03/01/08                           Baa                 778,583
                                                                   --------------
                                                                        3,031,569
                                                                   --------------

            HEALTH CARE PROVIDERS - 1.1%
  500,000   Columbia/HCA Healthcare Corp.
            6.91%, 06/15/05                           Ba                  492,346
  500,000   Tenet Healthcare Corp., Senior
            Notes
            7.63%, 06/01/08                           Ba                  508,125
                                                                   --------------
                                                                        1,000,471
                                                                   --------------

            HOME CONSTRUCTION,
            FURNISHINGS & APPLIANCES - 0.5%
  500,000   Pulte Corp.
            8.13%, 03/01/11                           Baa                 491,244
                                                                   --------------

            INDUSTRIAL - 0.5%
  500,000   Tyco International Group SA
            6.88%, 01/15/29                           Baa                 466,730
                                                                   --------------

            INSURANCE - 0.7%
  350,000   Axa
            8.60%, 12/15/30                           A                   384,486
  200,000   The MONY Group, Inc.
            7.45%, 12/15/05                           Baa                 204,057
                                                                   --------------
                                                                          588,543
                                                                   --------------

            MEDIA-BROADCASTING &
            PUBLISHING - 5.6%
  900,000   Adelphia Communications
            10.25%, 06/15/11                          B                   886,500
1,000,000   Chancellor Media Corp.
            8.00%, 11/01/08                           Ba                1,037,500
  750,000   Continental Cablevision, Inc.,
            Senior Notes
            8.30%, 05/15/06                           A                   805,087
1,000,000   CSC Holdings, Inc., Debenture
            7.88%, 02/15/18                           Ba                  923,537
  350,000   Lenfest Communications, Inc.
            8.38%, 11/01/05                           Baa                 374,894
  500,000   Liberty Media Group
            7.88%, 07/15/09                           Baa                 479,502
  500,000   Viacom, Inc.
            7.70%, 07/30/10                           A                   527,266
                                                                   --------------
                                                                        5,034,286
                                                                   --------------

            METALS - 0.3%
1,000,000   LTV Corp., Senior Notes,
            Guaranteed (e)
            8.20%, 09/15/07                           Ca                   55,000
1,000,000   Lukens, Inc.
            7.63%, 08/01/04                           Caa                 249,850
                                                                   --------------
                                                                          304,850
                                                                   --------------

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
----------------------------------------------------------------------------------
            OIL & GAS - 8.6%
$2,000,000  ANR Pipeline Co., Debenture
            9.63%, 11/01/21                           Baa          $    2,356,446
   300,000  El Paso Energy Corp.
            6.75%, 05/15/09                           Baa                 288,519
   500,000  Enron Corp.
            7.63%, 09/10/04                           Baa                 519,116
   500,000  Enterprise Products
            8.25%, 03/15/05                           Baa                 522,377
 1,000,000  Occidental Petroleum Corp.
            6.50%, 04/01/05                           Baa               1,010,395
   750,000  Pemex Project (c)
            9.13%, 10/13/10                           Baa                 794,062
   675,000  Phillips Petroleum
            8.50%, 05/25/05                           Baa                 732,496
   325,000  Southern Natural Gas Co.
            7.35%, 02/15/31                           Baa                 314,021
 1,250,000  Texas Eastern Transmission Corp.,
            Debenture
            10.00%, 08/15/01                          A                 1,257,782
                                                                   --------------
                                                                        7,795,214
                                                                   --------------
            PHARMACEUTICALS - 2.1%
   500,000  American Home Products Corp.
            6.25%, 03/15/06                           A                   501,281
   425,000  Athena Neurosciences LLC
            7.25%, 02/21/08                           Baa                 432,571
   500,000  Cardinal Health, Inc.
            6.75%, 02/15/11                           A                   505,389
   525,000  Watson Pharmaceuticals, Inc.,
            Senior Note
            7.13%, 05/15/08                           Ba                  499,301
                                                                   --------------
                                                                        1,938,542
                                                                   --------------
            RETAILERS - 0.6%
   500,000  Federated Department Stores
            8.50%, 06/01/10                           Baa                 545,209
                                                                   --------------
            SECURITIES BROKER - 2.0%
   250,000  Bear Stearns Cos., Inc., Senior
            Note
            6.15%, 03/02/04                           A                   252,110
   500,000  Goldman Sachs Group, Inc.
            6.88%, 01/15/11                           A                   497,197
   555,435  Jones (Edward D.) & Co., LP (b)
            7.95%, 04/15/06                           NR                  567,027
   500,000  Morgan Stanley Dean Witter & Co.
            6.75%, 04/15/11                           Aa                  496,533
                                                                   --------------
                                                                        1,812,867
                                                                   --------------
            TELEPHONE SYSTEMS - 7.3%
   500,000  AT & T Corp.
            7.65%, 09/15/06                           Baa                 494,162
   500,000  AT & T Wireless Group (c)
            7.35%, 03/01/06                           Baa                 507,854
   500,000  MCI Worldcom, Inc.
            7.50%, 05/15/11                           A                   486,825
   625,000  McLeodUSA, Inc.
            10.50%, 03/01/07                          B                   331,250
   500,000  Qwest Capital Funding (c)
            7.75%, 02/15/31                           Baa                 490,442
            Telephone Systems Continued
 1,000,000  Qwest Capital Funding
            7.90%, 08/15/10                           Baa               1,033,101
   500,000  Rogers Wireless, Inc. (c)
            9.63%, 05/01/11                           Baa                 502,500
   900,000  Sprint Capital Corp.
            7.63%, 06/10/02                           Baa                 924,586
   500,000  US West Communications, Inc.
            6.38%, 10/15/02                           A                   506,560
   300,000  Vodafone Group, Plc
            7.75%, 02/15/10                           A                   315,194
 1,000,000  VoiceStream Wireless Corp. (f)
            0.00%, 11/15/09                           Baa                 830,000
   500,000  Williams Communication Group, Inc.
            11.70%, 08/01/08                          B                   207,500
                                                                   --------------
                                                                        6,629,974
                                                                   --------------
            TRANSPORTATION - 0.3%
   250,000  CSX Corp.
            6.25%, 10/15/08                           Baa                 242,023
                                                                   --------------
            TOTAL CORPORATE NOTES AND BONDS                            57,899,484
                                                                   --------------
            (Cost $61,764,492)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 5.8%

 1,000,000  American Airlines, Inc.,
            Pass-Through Trust, Series 1991-C2
            9.73%, 09/29/14                           Baa               1,110,670
   250,000  Bear Stearns Mortgage Securities,
            Inc., CMO
            7.06%, 06/15/09                           Aaa                 257,529
   750,000   Capital One Master Trust, Series
            1998-4, Class A
            5.43%, 01/15/07                           Aaa                 757,291
   300,000  Citibank Credit Card Issuance
            Trust, Series 2000-Cl, CMO
            6.88%, 11/15/09                           Aaa                 310,648
   500,000  CS First Boston Mortgage Securities
            Corp.
            6.04%, 06/15/34                           Aaa                 502,578
 1,000,000  Government Lease Trust, Series
            GSA1, Class A-2 (c)
            6.18%, 05/18/05                           Aaa               1,013,077
    66,301  Green Tree Financial Corp., Series
            1995-A, Class A
            7.25%, 07/15/05                           Baa                  66,154
   208,935  Green Tree Recreation Equipment &
            Consumer Trust, Series 1997-B,
            Class A1, CMO (g)
            6.55%, 07/15/28                           AAA                 213,230
   500,000  GS Mortgage Securities Corp. II
            6.94%, 07/13/30                           Aaa                 504,802
   250,000  MBNA Master Credit Card Trust,
            Series 1995-C, Class A
            6.45%, 02/15/08                           Aaa                 257,428
   239,338  Midland Cogeneration Venture LP,
            Series C-91
            10.33%, 07/23/02                          Baa                 244,195

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
----------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (CONTINUED)
$  23,501   National Auto Finance, Series
            1996-1, Class A, CMO
            6.33%, 12/21/02                           Aaa          $       23,501
                                                                   --------------
            TOTAL ASSET-BACKED AND
            MORTGAGE-BACKED SECURITIES                                  5,261,103
                                                                   --------------
            (Cost $5,070,118)

FOREIGN BONDS (H) - 2.7%
  500,000   France Telecom SA (c)
            7.75%, 03/01/11                           A                   509,468
  500,000   Province of Quebec (a)
            5.50%, 04/11/06                           A                   492,456
1,000,000   St. George Bank, Ltd., Yankee
            Debenture (c)
            7.15%, 10/15/05                           Baa               1,024,417
  450,000   Telefonos De Mexico SA (c)
            8.25%, 01/26/06                           Baa                 465,188
                                                                   --------------
            TOTAL FOREIGN BONDS                                         2,491,529
                                                                   --------------
            (Cost $2,443,340)

 SHARES
 ------
INVESTMENT COMPANY - 0.0%
   26,172   Marshall Money Market Fund                NR                   26,171
                                                                   --------------
            TOTAL INVESTMENT COMPANY                                       26,171
                                                                   --------------
            (Cost $26,172)
TOTAL INVESTMENTS - 96.9%                                              87,961,072
                                                                   --------------
(Cost $91,135,813)
NET OTHER ASSETS AND LIABILITIES - 3.1%                                 2,779,151
                                                                   --------------
TOTAL NET ASSETS - 100.0%                                          $   90,740,223
                                                                   ==============

----------------------------------
(a) All or a portion of this security is out on loan at June 30, 2001; the value of the securities loaned amounted to $7,599,126. The value of collateral amounted to $7,783,682 which consisted of cash equivalents.
(b) Restricted Security--Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. For additional information concerning each restricted security, see Note 5.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, these securities amounted to $7,841,562 or 8.6% of net assets.
(d)  Issuer filed for bankruptcy.
(e)  Security is in default.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(g) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(h)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost of investment securities for tax purposes was $91,144,469. Net unrealized appreciation (depreciation) aggregated $(3,183,397), of which $1,911,134 related to appreciated investment securities and $(5,094,531) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $53,716,858 and $51,397,677 of non-governmental issuers, respectively, and $16,303,748 and $19,413,361 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

             Moody's Ratings                      S&P Ratings

Aaa                            30.6%         AAA                0.2%
                                                                ---
Aa                              1.1                             0.2%
                                                                ===
A                              14.1
Baa                            39.4
Ba                              9.4
B                               2.0
Caa                             0.5
Ca                              0.1
NR (Not Rated)                  2.6
                               ----
                               99.8%
                               ====

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments:
  Investments at cost.............................................  $91,135,813
  Net unrealized depreciation.....................................   (3,174,741)
                                                                    -----------
    Total investments at value....................................   87,961,072
  Cash............................................................          511
  Short-term investments held as collateral for securities loaned.    7,110,682
  Receivable for investments sold.................................    1,988,830
  Interest receivable.............................................    1,921,659
                                                                    -----------
    Total Assets..................................................   98,982,754
                                                                    -----------
LIABILITIES:
  Payable for investments purchased...............................    1,054,765
  Collateral for securities loaned................................    7,110,682
  Advisory fee payable............................................       38,174
  Trustees' fees and expenses payable.............................        6,867
  Accrued expenses and other payables.............................       32,043
                                                                    -----------
    Total Liabilities.............................................    8,242,531
                                                                    -----------
NET ASSETS........................................................  $90,740,223
                                                                    ===========
NET ASSETS CONSIST OF:
  Par Value.......................................................  $ 8,592,306
  Paid-in capital.................................................   88,445,045
  Distribution in excess of net investment income.................     (208,174)
  Accumulated net realized loss...................................   (2,914,213)
  Net unrealized depreciation.....................................   (3,174,741)
                                                                    -----------
TOTAL NET ASSETS..................................................  $90,740,223
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(10,000,000 AUTHORIZED SHARES WITH PAR VALUE OF $1.00)............    8,592,306
NET ASSET VALUE
Per share.........................................................  $    10.561
                                                                    ===========
MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
Per share.........................................................  $    10.370
                                                                    ===========


                       See Notes to Financial Statements.
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest.........................................................  $3,555,480
  Securities lending income........................................      11,527
                                                                     ----------
    Total investment income........................................   3,567,007
                                                                     ----------
EXPENSES
  Investment advisory fees.........................................     227,507
  Custodian and Fund accounting fees...............................      32,052
  Transfer agent fees..............................................      24,743
  Legal fees.......................................................         949
  Audit fees.......................................................      11,976
  Trustees' fees and expenses......................................       5,364
  Reports to shareholders..........................................      25,280
  New York Stock Exchange fees.....................................      10,722
  Miscellaneous....................................................       1,233
                                                                     ----------
    Total expenses.................................................     339,826
                                                                     ----------
NET INVESTMENT INCOME..............................................   3,227,181
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments sold..............................     127,607
  Net change in unrealized appreciation (depreciation) of
  investments......................................................  (2,539,672)
                                                                     ----------
NET LOSS ON INVESTMENTS............................................  (2,412,065)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $  815,116
                                                                     ==========

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                           JUNE 30, 2001       YEAR ENDED
                                            (UNAUDITED)     DECEMBER 31, 2000
-----------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD.......  $     93,362,029  $      94,156,648
                                          ----------------  -----------------

INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS:
    Net investment income...............         3,227,181          6,892,900
    Net realized gain (loss) on
    investments sold....................           127,607         (3,031,999)
    Net change in unrealized
    appreciation (depreciation) of
    investments.........................        (2,539,672)         2,301,998
                                          ----------------  -----------------
    Net increase in net assets resulting
    from operations.....................           815,116          6,162,899
                                          ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income...............        (3,436,922)        (6,873,846)
    Net realized gain on investments....                --            (83,672)
                                          ----------------  -----------------
      Total distributions...............        (3,436,922)        (6,957,518)
                                          ----------------  -----------------
      Total decrease in net assets......        (2,621,806)          (794,619)
                                          ----------------  -----------------
NET ASSETS AT END OF PERIOD.............  $     90,740,223  $      93,362,029
                                          ================  =================

Undistributed (distribution in excess
of) net investment income...............  $       (208,174) $          67,942
                                          ================  =================

                       See Notes to Financial Statements.
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------


     FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                            JUNE 30, 2001    -----------------------------------------------------------------
                            (UNAUDITED)/1/      2000         1999          1998          1997         1996
                           ----------------  -----------  -----------  ------------  ------------  -----------
Net Asset Value,
beginning of period......      $10.866         $10.958      $11.961      $ 11.821      $ 11.421      $11.694
                               -------         -------      -------      --------      --------      -------
Income from Investment
Operations:
  Net investment
  income.................        0.376(2)        0.802        0.802         0.810         0.837        0.843
  Net realized and
  unrealized gain (loss)
  on investments.........       (0.281)         (0.084)      (0.965)        0.160         0.403       (0.256)
                               -------         -------      -------      --------      --------      -------
    Total from investment
    operations...........        0.095           0.718       (0.163)        0.970         1.240        0.587
                               -------         -------      -------      --------      --------      -------
Less Distributions:
  Dividends from net
  investment income......       (0.400)         (0.800)      (0.800)       (0.819)       (0.840)      (0.860)
  Distributions in excess
  of net investment
  income.................           --              --           --        (0.011)           --           --
  Distributions from net
  realized capital
  gains..................           --          (0.010)      (0.040)           --            --           --
                               -------         -------      -------      --------      --------      -------
    Total
    distributions........       (0.400)         (0.810)      (0.840)       (0.830)       (0.840)      (0.860)
                               -------         -------      -------      --------      --------      -------
Net increase (decrease)
in net asset value.......       (0.305)         (0.092)      (1.003)        0.140         0.400       (0.273)
                               -------         -------      -------      --------      --------      -------
Net Asset Value, end of
period...................      $10.561         $10.866      $10.958      $ 11.961      $ 11.821      $11.421
                               =======         =======      =======      ========      ========      =======
Market Value, end of
period...................      $10.370         $10.000      $ 8.813      $ 11.125      $ 10.813      $10.250
                               =======         =======      =======      ========      ========      =======
Total Return on Market
Value, end of period.....         7.85%**      $ 23.76%      (13.75)%       11.13%        14.07%        6.06%

Ratios/Supplemental Data
Net assets, end of period
(000's)..................      $90,740         $93,362      $94,157      $102,770      $101,572      $98,135

Ratios to average net
assets:
  Net investment
  income.................         6.98%*          7.38%        7.00%         6.78%         7.27%        7.44%
  Operating expenses.....         0.74%*          0.74%        0.77%         0.73%         0.72%        0.75%
  Management fee.........         0.49%*          0.50%        0.49%         0.49%         0.50%        0.50%
  Portfolio turnover
  rate...................           76%**           58%          24%           25%           27%          47%

-----------------------------------------------------------------------------

(1) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income per share by $0.003, an increase in net realized and unrealized gains and losses per share by $0.003 and a decrease in the ratio of net investment income to average net assets from 7.05% to 6.98%. Per share data and ratio/ supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1.  ORGANIZATION

Allmerica Securities Trust (the "Trust") was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

CHANGE IN ACCOUNTING PRINCIPLE: Effective January 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Fund as of that date:

             Net Unrealized         Accumulated Undistributed Net
        Appreciation/(Depreciation)        Investment Income
       ----------------------------------------------------------

                $66,375                        $(66,375)

The effect of this change for the six months ended June 30, 2001 was to increase/(decrease) net investment income and increase/(decrease) net unrealized appreciation by the following reclassifications. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      Net Unrealized         Accumulated Undistributed Net  Accumulated Undistributed Net
Appreciation/(Depreciation)        Investment Income            Realized Gain/(Loss)
-----------------------------------------------------------------------------------------
         $(57,718)                     $(30,844)                       $88,562

FEDERAL TAXES: The Trust intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by

      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for paydowns gains/losses on mortgage-backed securities and market discount. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

SECURITIES LENDING: The Trust, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included under the caption "Other Information" at the end of the Trust's Portfolio of Investments.

EXPENSES: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust.

3.  INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Asset Management, Inc. ("AAM"), a direct, wholly-owned subsidiary of Allmerica Financial Corporation ("Allmerica Financial"), serves as Investment Adviser to the Trust. For these services, the Trust pays AAM an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2 1/2% of the amount of interest income.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment advisory fee, exceed 1.50% of the first $30,000,000 of the Trust's average weekly net assets, and 1.00% of any excess of such value over $30,000,000, AAM will bear such excess expenses.

IBT performs fund administration, custodian and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. AAM is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4.  SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At
June 30, 2001, First Allmerica Financial Life Insurance Company, a direct, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 107,566 shares of beneficial interest.

5.  RESTRICTED SECURITIES

At June 30, 2001, the Trust owned the following restricted securities constituting 1.03% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted securities is as follows:


                                  Date of      Par       Cost at
Issuer                          Acquisition   Amount   Acquisition    Value
-----------------------------------------------------------------------------
Delta Air Lines, Inc.             12/12/91   366,595    $370,907    $368,828
Jones (Edward D.) & Co., LP       05/06/94   555,435     555,435     567,027
                                                        --------    --------
Total                                                   $926,342    $935,855
                                                        ========    ========




      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT PLAN: As a shareholder, you may participate in the Trust's Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

CASH INVESTMENT PLAN: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

INVESTMENT ADVISER: Allmerica Asset Management, Inc.

INVESTMENT OBJECTIVES: The Trust's primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

PRINCIPAL INVESTMENT POLICIES: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or "junk bonds" rated below investment grade but at least B- or higher by Moody's Investors Services or Standard & Poor's Rating Services or similar rating organizations, and in unrated securities determined by the Investment Adviser to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

PRINCIPAL RISKS:

-  Company Risk
-  Credit Risk
-  Foreign Investment Risk
-  Interest Rate Risk
-  Investment Management Risk
-  Liquidity Risk
-  Market Risk
-  Prepayment Risk

--------------------------------------------------------------------------

                                     [LOGO]
                            ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES

First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) . Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653